UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 4906

Dreyfus State Municipal Bond Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	07/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
July 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.8%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut--74.5%
Connecticut,
Clean Water Fund Revenue
(Prerefunded)	5.13	9/1/09	3,050,000 a	3,092,761
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/13	5,530,000	5,695,458
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/16	4,470,000	4,506,118
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/17	2,275,000	2,278,913
Connecticut,
GO	5.25	12/15/10	2,550,000	2,711,491
Connecticut,
GO	5.00	12/15/22	4,855,000	5,299,038
Connecticut,
GO	5.00	4/15/24	2,500,000	2,732,875
Connecticut,
GO	5.00	11/1/27	2,000,000	2,156,460
Connecticut,
GO	5.00	11/1/28	3,000,000	3,210,690
Connecticut,
GO (Insured; FSA)	5.00	10/15/21	3,500,000	3,767,575
Connecticut,
GO (Prerefunded)	5.13	11/15/11	1,500,000 a	1,650,255
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	7.13	6/1/10	1,225,000	1,277,307
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	3,395,000	3,889,074
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/12	4,180,000	4,772,599
Connecticut,
Special Tax Obligation
(Transportation Infrastructure

Purposes) (Insured; FSA)	5.38	7/1/20	2,000,000	2,142,360
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000	2,323,414
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc.,
Congregational Avery Heights
Project)	5.70	4/1/12	1,265,000	1,250,921
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc.,
Congregational Avery Heights
Project)	5.80	4/1/21	3,000,000	2,692,650
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/11	1,765,000	1,771,689
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/18	2,300,000	2,176,191
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.75	12/1/23	1,000,000	878,470
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.85	9/1/28	6,200,000	6,214,632
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	4,445,000	4,314,139
Connecticut Development Authority,
PCR (The United Illuminating
Company Project)	5.75	2/1/12	1,250,000	1,251,425
Connecticut Development Authority,
Revenue (Duncaster Project)
(Insured; Radian)	5.50	8/1/11	2,405,000	2,471,667
Connecticut Development Authority,
Solid Waste Disposal Facility
Revenue (PSEG Power LLC
Project)	5.75	11/1/37	7,000,000	6,307,490
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project) (Insured;
XLCA)	5.10	9/1/37	6,250,000	4,743,312
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Company
Project) (Insured; AMBAC)	6.15	4/1/35	2,750,000	2,440,158
Connecticut Health and Educational
Facilities Authority, Revenue
(Danbury Hospital Issue)
(Insured; AMBAC)	5.75	7/1/29	3,000,000	2,673,810
Connecticut Health and Educational

Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (Insured;
Radian)	5.13	7/1/30	500,000	394,575
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000	1,383,738
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000	1,447,576
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000	3,888,800
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; FSA)	5.25	3/1/32	10,880,000	12,261,978
Connecticut Health and Educational
Facilities Authority, Revenue
(Griffin Hospital Issue)
(Insured; Radian)	5.00	7/1/23	1,280,000	1,037,389
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; Radian)	5.25	7/1/32	3,500,000	2,700,565
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	1,941,104
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Prerefunded)	5.25	7/1/11	3,000,000 a	3,287,490
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Prerefunded)	5.50	7/1/11	2,150,000 a	2,366,247
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/33	5,000,000	5,263,200
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/37	2,000,000	1,964,460
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue)
(Insured; Assured Guaranty)	5.00	7/1/33	5,000,000	5,035,550
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus
Hospital Issue) (Insured; FSA)	5.25	7/1/23	2,000,000	2,094,880
Connecticut Health and Educational
Facilities Authority, Revenue

(Trinity College Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,000,000	1,001,680
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,198,845
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.50	7/1/22	1,750,000	1,724,502
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,000,000	3,821,280
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,070,000	4,337,334
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	5,400,000	5,405,076
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/42	5,000,000	5,084,550
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	2,500,000	2,335,775
Connecticut Higher Education
Supplemental Loan Authority,
Revenue (Family Education Loan
Program) (Insured; AMBAC)	5.63	11/15/11	330,000	338,392
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.50	11/15/20	1,740,000	1,574,248
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public Finance
Guarantee Corp.)	4.80	11/15/22	3,405,000	3,128,105
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	4.45	5/15/14	1,000,000	1,012,020
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/21	3,190,000	3,208,566
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.05	11/15/21	4,925,000	4,947,556
Connecticut Housing Finance
Authority, Revenue (Housing

Mortgage Finance Program)	5.10	11/15/27	5,000,000	5,039,950
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.45	11/15/29	5,805,000	5,807,612
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/35	2,475,000	2,161,244
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.15	11/15/36	5,000,000	4,778,900
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.15	5/15/38	5,790,000	5,530,492
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	6.00	11/15/38	5,900,000	6,190,516
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Insured; AMBAC)	5.10	11/15/33	2,500,000	2,363,450
Connecticut Resources Recovery
Authority, Mid-Connecticut
System Subordinated Revenue
(Prerefunded)	5.50	11/15/10	1,000,000 a	1,061,280
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	1,000,000	908,740
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	3,250,000	2,953,405
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/14	3,870,000	3,809,628
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000	6,676,670
Fairfield,
GO	5.50	4/1/11	2,030,000	2,192,928
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; FSA)	5.00	11/15/37	1,800,000	1,773,054
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/30	5,000,000	4,960,800
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue

(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/35	2,000,000	1,918,460
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.25	9/1/17	4,490,000	4,575,310
Hamden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/14	5,000	5,850
Hartford,
Parking System Revenue
(Prerefunded)	6.40	7/1/10	1,000,000 a	1,054,130
Hartford,
Parking System Revenue
(Prerefunded)	6.50	7/1/10	1,500,000 a	1,582,560
Meriden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/16	2,090,000	2,451,152
New Britain,
GO (Insured; Assured Guaranty)	5.00	4/1/24	4,500,000	5,035,320
New Haven,
GO (Insured; Assured Guaranty)	5.00	3/1/29	1,000,000	1,019,030
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000	2,051,660
Sprague,
EIR (International Paper
Company Project)	5.70	10/1/21	1,350,000	1,168,317
Stamford,
GO	6.60	1/15/10	2,750,000	2,827,633
University of Connecticut,
GO	5.00	2/15/25	1,000,000	1,084,340
University of Connecticut,
GO	5.00	2/15/27	1,000,000	1,067,190
University of Connecticut,
GO	5.00	2/15/28	1,000,000	1,058,300
University of Connecticut,
GO (Insured; FGIC)
(Prerefunded)	5.75	3/1/10	1,850,000 a	1,927,275
University of Connecticut,
GO (Insured; FGIC)
(Prerefunded)	5.75	3/1/10	1,770,000 a	1,843,933
University of Connecticut,
GO (Insured; FGIC)
(Prerefunded)	5.75	3/1/10	2,500,000 a	2,604,425
University of Connecticut,
GO (Insured; FSA)	5.00	2/15/24	1,225,000	1,299,541
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)
(Prerefunded)	5.75	11/15/10	2,500,000 a	2,692,425
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)

(Prerefunded)	6.00	11/15/10	2,425,000 a	2,619,412
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)
(Prerefunded)	6.00	11/15/10	2,000,000 a	2,160,340
U.S. Related--24.3%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000	2,152,710
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000 b	266,040
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.75	7/1/10	1,500,000 a	1,570,860
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.75	7/1/10	1,300,000 a	1,361,412
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.75	7/1/10	4,000,000 a	4,188,960
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.00	7/1/10	5,000,000 a	5,247,600
Government of Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	979,170
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	795,000	879,516
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.45	5/15/16	1,445,000	1,710,389
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.00	5/15/11	55,000 a	58,900
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	750,000	709,298
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	6,000,000	5,854,920
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/25	1,500,000	1,354,230
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	2,000,000	1,930,780
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/16	3,270,000	3,315,813
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.25	7/1/12	2,600,000	2,778,672

Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/13	8,000,000	8,354,080
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	4,925,000	5,080,630
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.65	7/1/15	3,000,000	3,149,550
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/15	2,000,000	2,135,500
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA) (Prerefunded)	5.25	7/1/10	8,000,000 a	8,435,520
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Prerefunded)	5.50	7/1/16	5,000,000 a	6,072,850
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	4,590,000	4,793,153
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/33	7,750,000	6,917,340
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	5,500,000 b	730,730
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,450,000	3,480,981
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	345,000	352,652
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	5,000,000	5,051,700
Total Long-Term Municipal Investments
(cost $364,077,300)				362,047,651
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.1%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut;
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)
(Liquidity Facility; Bank of
America)

(cost $200,000)	0.43	8/1/09	200,000 [c]	200,000
Total Investments (cost $364,277,300)			98.9%	362,247,651
Cash and Receivables (Net)			1.1%	4,186,939
Net Assets			100.0%	366,434,590

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $364,277,300. Net unrealized depreciation on investments was $2,029,649 of which $11,648,824 related to appreciated investment securities and $13,678,473 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	362,247,651	-	362,247,651
Other Financial Instruments+	-		-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund
July 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.8%	Rate (%)	Date	Amount ($)	Value ($)
Maryland--90.4%
Anne Arundel County,
EDR (Anne Arundel Community
College Project)	5.00	9/1/17	2,255,000	2,359,835
Baltimore,
Port Facilities Revenue
(Consolidated Coal Sales
Company Project)	6.50	12/1/10	4,090,000	4,108,609
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	630,000	665,771
Baltimore,
Subordinate Project Revenue
(Water Projects)	5.75	7/1/39	750,000	768,465
Frederick County,
Educational Facilities Revenue
(Mount Saint Mary's University)	4.50	9/1/25	3,000,000	2,357,340
Gaithersburg,
Hospital Facilities
Improvement Revenue (Shady
Grove Adventist Hospital)
(Insured; FSA)	6.50	9/1/12	7,300,000	7,908,309
Harford County,
MFHR (Affinity Old Post
Apartments Projects)
(Collateralized; GMNA)	5.00	11/20/25	1,460,000	1,414,010
Howard County,
COP	8.15	2/15/20	605,000	853,788
Howard County,
GO (Metropolitan District
Project)	5.25	8/15/19	1,545,000	1,630,825
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.75	7/1/34	3,000,000	1,964,190
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/16	5,000,000	5,526,800
Maryland Community Development
Administration, Department of
Housing and Community
Development (Single Family
Program)	4.95	4/1/15	4,185,000	4,270,207
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,050,000	1,050,388

Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue
(Collateralized; GNMA)	5.05	7/1/47	2,550,000	2,211,029
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	5.38	9/1/22	2,080,000	2,089,110
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.80	9/1/32	3,000,000	2,714,820
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.85	9/1/37	2,970,000	2,634,984
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.95	9/1/38	1,245,000	1,136,063
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.85	9/1/47	4,175,000	3,631,206
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/16	3,120,000	3,272,162
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/18	2,535,000	2,611,836
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.38	6/1/19	9,530,000	9,722,125
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/16	2,940,000	3,230,002
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000	2,724,100
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Frostburg
State University Project)	6.00	10/1/24	5,000,000	3,820,350
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Morgan State
University Project)	6.00	7/1/22	2,950,000	2,349,675

Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Towson
University Project)	5.00	7/1/39	1,000,000	751,200
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Projects)	5.75	6/1/33	1,000,000	955,020
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	5.88	7/1/21	1,750,000	1,350,248
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000	1,185,380
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/39	2,500,000	2,782,800
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	3,350,000	3,201,997
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/22	4,560,000	5,279,522
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Prerefunded)	6.00	7/1/12	2,000,000 a	2,275,860
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Prerefunded)	6.00	7/1/12	3,000,000 a	3,413,790
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000	2,913,287
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000	337,550
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	3,540,000	1,777,682
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000	2,191,300

Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	630,000	558,892
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel High
School Facility)	6.00	5/1/35	1,600,000	1,194,224
Montgomery County,
Consolidated Public
Improvement GO	5.25	10/1/15	2,000,000	2,178,620
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.38	7/1/20	500,000	462,370
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	2,975,000	2,602,768
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	41,025,000 b	14,313,212
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	3,060,000 b	717,050
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	1,940,000	1,812,212
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/13	1,400,000	1,429,722
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/14	1,220,000	1,237,641
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/15	7,000,000	7,400,890
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/16	8,000,000	8,366,160
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	4,000,000	2,832,640
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000	1,805,913
Washington Suburban Sanitary
District, General Construction
Revenue	5.00	6/1/15	2,500,000	2,682,525
U.S. Related--6.4%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	930,670

Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	1,000,000	970,120
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty)	5.00	7/1/28	2,000,000	1,961,560
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/26	2,000,000	1,798,660
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/28	1,830,000	1,585,457
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	1,000,000	965,390
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.13	7/1/30	100,000	99,311
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	1,100,700
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,513,470
Total Long-Term Municipal Investments
(cost $172,031,966)				165,961,812
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.3%	Rate (%)	Date	Amount ($)	Value ($)
Maryland;
Westminster,
EDR (Carroll Lutheran Village,
Inc.) (LOC; Citizens Bank of
Pennslyvania)
(cost $500,000)	1.50	8/1/09	500,000 [c]	500,000
Total Investments (cost $172,531,966)			97.1%	166,461,812
Cash and Receivables (Net)			2.9%	4,925,238
Net Assets			100.0%	171,387,050

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $172,531,966. Net unrealized depreciation on investments was $6,070,154 of which $4,752,528 related to appreciated investment securities and $10,822,682 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	166,461,812	-	166,461,812
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
July 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.4%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--86.4%
Bellingham,
GO (Insured; AMBAC)	5.00	3/1/17	1,945,000	2,068,002
Bellingham,
GO (Insured; AMBAC)	5.00	3/1/18	2,040,000	2,143,489
Bellingham,
GO (Insured; AMBAC)	5.00	3/1/19	2,140,000	2,248,562
Bellingham,
GO (Insured; AMBAC)	5.00	3/1/20	2,245,000	2,358,889
Boston,
Convention Center Loan,
Special Obligation Bonds
(Insured; AMBAC)	5.00	5/1/16	1,750,000	1,882,440
Boston Housing Authority,
Capital Program Revenue
(Insured; FSA)	5.00	4/1/24	1,900,000	2,008,661
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor
Electric Energy Company
Project)	7.38	5/15/15	1,305,000	1,308,876
Boston Water and Sewer Commission,
Revenue	5.00	11/1/20	2,000,000	2,143,220
Brookline,
GO	5.25	4/1/20	3,860,000	3,950,131
Holliston,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	4/1/20	1,655,000	1,773,879
Holyoke,
Gas and Electric Department
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	12/1/15	1,245,000	1,295,883
Hopkinton,
GO	5.00	9/1/17	1,735,000	1,868,907
Hopkinton,
GO	5.00	9/1/18	1,735,000	1,845,537
Hopkinton,
GO	5.00	9/1/19	1,735,000	1,845,537
Hopkinton,
GO	5.00	9/1/20	1,735,000	1,845,537
Marblehead,
GO	5.00	8/15/23	1,835,000	1,954,220
Marblehead,
GO	5.00	8/15/24	1,925,000	2,039,788
Massachusetts,
GO	5.25	8/1/22	2,650,000	3,081,287

Massachusetts,
GO	1.23	11/1/25	5,000,000 a	3,475,000
Massachusetts,
GO (Insured; AMBAC)	6.00	8/1/10	1,500,000	1,581,465
Massachusetts,
GO (Insured; FSA)	5.25	9/1/23	1,000,000	1,159,350
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	6.20	3/1/16	2,055,000	2,369,785
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	7.00	3/1/21	1,000,000	1,224,730
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/21	2,400,000	2,584,848
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/34	2,500,000	2,612,075
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/21	1,000,000	1,147,210
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000	3,508,260
Massachusetts College Building
Authority, Project Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	5/1/26	5,385,000 b	2,513,933
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,000,000	985,420
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured;
Radian)	6.00	3/1/30	1,905,000	1,787,366
Massachusetts Development Finance
Agency, Revenue (Landmark
School Issue) (Insured; Radian)	5.25	6/1/29	1,100,000	848,837
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Prerefunded)	6.75	1/1/10	2,000,000 c	2,073,520
Massachusetts Development Finance
Agency, Revenue (Mount Holyoke
College Issue)	5.25	7/1/31	4,000,000	4,031,680
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	5.75	6/20/22	600,000	647,430
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	6.00	6/20/44	1,500,000	1,548,525
Massachusetts Development Finance
Agency, Revenue (Wheelock

College Issue)	5.25	10/1/37	2,500,000	2,024,500
Massachusetts Development Finance
Agency, RRR (Ogden Haverhill
Project)	5.50	12/1/19	1,200,000	1,017,480
Massachusetts Development Finance
Agency, RRR (SEMASS System)
(Insured; National Public
Finance Guarantee Corp.)	5.63	1/1/14	2,000,000	2,026,200
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	1,664,820
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.70	7/1/11	125,000	125,220
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.00	1/1/13	1,440,000	1,453,176
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.85	7/1/14	95,000	95,094
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/27	10,000,000	8,445,700
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; Assured
Guaranty)	6.13	1/1/22	2,500,000	2,564,900
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.13	12/1/14	360,000	360,198
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.50	7/1/17	1,175,000	1,239,296
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/22	4,030,000	4,140,503
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)
(Prerefunded)	6.00	1/1/12	1,070,000 c	1,209,378
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)
(Prerefunded)	6.50	1/1/12	310,000 c	354,076
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston

Medical Center Issue)	5.75	7/1/31	2,000,000	1,812,940
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
Colleges Program Issue)
(Insured; AMBAC)	5.25	10/1/26	2,845,000	2,849,552
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	1,000,000	1,031,950
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hallmark
Health System Issue) (Insured;
FSA)	5.25	7/1/10	2,055,000	2,071,132
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/22	2,945,000	3,077,908
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue) (Prerefunded)	6.00	7/1/10	2,500,000 c	2,653,225
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000	4,474,280
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Milford-Whitinsville Regional
Hospital Issue) (Prerefunded)	6.50	7/15/12	2,250,000 c	2,602,305
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/16	1,520,000	1,635,490
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/17	45,000	48,419
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	60,000	60,847
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	4,950,000	4,708,935
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.13	7/1/11	1,000,000	1,002,140
Massachusetts Health and

Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Prerefunded)	5.75	7/1/11	1,290,000 c	1,427,450
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College Issue)
(Insured; Radian)	5.13	10/15/23	1,100,000	1,044,010
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	1,917,029
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	3,000,000	3,136,440
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	1,735,915
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	879,850
Massachusetts Housing Finance
Agency, Housing Development
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.40	6/1/20	345,000	346,304
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,160,000	1,134,410
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,200,000	1,149,972
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000	1,895,400
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	1,295,000	1,302,640
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	1,350,000	1,242,189
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	6/1/37	3,000,000	2,700,000
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000	1,915,466
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	2,000,000	1,878,760
Massachusetts Housing Finance
Agency, Rental Housing
Mortgage Revenue (Insured;
AMBAC)	5.70	7/1/20	1,195,000	1,198,310
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	1,315,000	1,187,353
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	2,500,000	2,129,425
Massachusetts Industrial Finance

Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,790,000	2,379,675
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	2,000,000	2,097,860
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/27	3,065,000	3,098,868
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds	5.00	8/1/27	1,535,000	1,663,126
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,500,000	1,665,105
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/26	2,000,000	2,154,120
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.20	8/1/11	1,000,000 c	1,099,880
Medford,
GO (Insured; AMBAC)	5.00	3/15/19	1,155,000	1,203,591
Narragansett Regional School
District, GO (Insured; AMBAC)
(Prerefunded)	6.50	6/1/10	1,205,000 c	1,270,299
Pittsfield,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	4/15/22	1,500,000	1,559,625
Sandwich,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/15/19	1,000,000	1,075,830
Triton Regional School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	4/1/19	1,420,000	1,500,045
Triton Regional School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	4/1/20	1,420,000	1,500,045
Westfield,
GO (Insured; FGIC)
(Prerefunded)	6.50	5/1/10	1,750,000 c	1,847,143
U.S. Related--10.0%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,880,000	1,655,547
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000	893,375
Children's Trust Fund of Puerto

Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000 b	110,850
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.75	7/1/10	2,000,000 c	2,094,480
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	2,000,000	1,951,640
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/25	1,500,000	1,354,230
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.25	7/1/14	1,000,000	1,070,460
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	993,430
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; XLCA)	5.25	7/1/17	1,460,000	1,442,276
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	6,840,000 b	908,762
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,225,000	1,213,877
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000	1,829,548
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue
(Insured; AMBAC)	6.25	7/1/15	1,100,000	1,320,506
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000	2,017,960
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	365,000	373,096
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	500,000	489,365
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,006,260
Total Long-Term Municipal Investments
(cost $202,361,736)				199,573,740
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.6%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--.9%
Massachusetts,
Consolidated Loan (Liquidity

Facility; Dexia Credit Locale)	0.45	8/1/09	1,500,000 d	1,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Bank of America)	0.30	8/1/09	300,000 d	300,000
U.S. Related--.7%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.24	8/1/09	1,500,000 d	1,500,000
Total Short-Term Municipal Investments
(cost $3,300,000)				3,300,000
Total Investments (cost $205,661,736)			98.0%	202,873,740
Cash and Receivables (Net)			2.0%	4,123,791
Net Assets			100.0%	206,997,531

a	Variable rate security--interest rate subject to periodic change.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $205,661,736. Net unrealized depreciation on investments was $2,787,996 of which $6,608,536 related to appreciated investment securities and $9,396,532 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	202,873,740	-	202,873,740
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Michigan Fund
July 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--103.8%	Rate (%)	Date	Amount ($)	Value ($)
Michigan--100.2%
Allegan Hospital Finance
Authority, HR (Allegan General
Hospital)	6.88	11/15/17	1,000,000	995,320
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/14	8,000,000 a	6,915,680
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	1,055,000 a	643,845
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; FSA)	7.50	7/1/33	1,000,000	1,162,890
Detroit,
Water Supply System Revenue
(Insured; FGIC) (Prerefunded)	5.75	7/1/11	4,000,000 b	4,373,640
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,200,000	838,284
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000	756,896
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000	1,020,540
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	2,250,000	1,977,840
Dickinson County Healthcare
System, HR (Insured; ACA)	5.50	11/1/13	1,905,000	1,914,658
Dickinson County Healthcare
System, HR (Insured; ACA)	5.70	11/1/18	1,800,000	1,750,716
Grand Rapids,
Water Supply System Revenue
(Insured; Assured Guaranty)	5.00	1/1/29	1,000,000	1,020,290
Grand Valley State University,
Revenue (Insured; FGIC)
(Prerefunded)	5.25	12/1/10	3,000,000 b	3,186,810
Huron Valley School District,
GO - Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000 a	4,342,665
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	2,000,000	2,414,580
Kent County,
Airport Revenue (Gerald R.

Ford International Airport)	5.00	1/1/26	2,000,000	2,072,600
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	2,000,000	1,453,440
Michigan Higher Education Student
Loan Authority, Student Loan
Revenue (Insured; AMBAC)	5.20	9/1/20	1,540,000	1,468,775
Michigan Hospital Finance
Authority, HR (Detroit Medical
Center)	8.13	8/15/12	75,000	74,989
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	500,000	427,325
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group) (Insured;
AMBAC)	6.00	12/1/27	1,500,000	1,532,205
Michigan Housing Development
Authority, Limited Obligation
MFHR (Deaconess Tower
Apartments) (Collateralized;
GNMA)	5.25	2/20/48	470,000	440,804
Michigan Housing Development
Authority, Rental Housing
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.05	10/1/15	1,400,000	1,414,644
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.38	10/1/21	10,200,000 c,d	10,922,364
Michigan Strategic Fund,
LOR (NSF International Project)	5.13	8/1/19	700,000	672,217
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26	2,000,000	1,821,660
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	1,250,000	1,146,100
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	2,200,000	1,816,738
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	3,000,000	2,125,410
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000	2,261,860
Pontiac Tax Increment Finance
Authority, Revenue
(Prerefunded)	6.38	6/1/12	3,170,000 b	3,653,805
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property

Insurance Company)	7.00	11/1/15	3,700,000	4,684,126
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	1,500,000	1,630,290
Stockbridge Community Schools,
School Building and Site Bonds
(GO - Unlimited Tax)
(Prerefunded)	5.50	5/1/10	600,000 b	623,160
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35	1,500,000	889,950
Wayne County,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.38	12/1/17	1,270,000	1,241,997
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; Assured
Guaranty)	5.75	12/1/27	1,000,000	932,380
Wayne State University Board of
Governors, General Revenue
(Insured; FSA)	5.00	11/15/30	2,000,000	2,001,320
U.S. Related--3.6%
Government of Guam,
GO	6.75	11/15/29	250,000	251,310
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/26	1,360,000	1,278,550
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc.
Project)	6.30	6/1/23	1,410,000	567,074
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	750,000	756,735
Total Long-Term Municipal Investments
(cost $81,018,809)				81,476,482
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.6%	Rate (%)	Date	Amount ($)	Value ($)
Michigan;
University of Michigan Regents,
HR, Refunding
(cost $500,000)	0.32	8/1/09	500,000 [e]	500,000
Total Investments (cost $81,518,809)			104.4%	81,976,482
Liabilities, Less Cash and Receivables			(4.4%)	(3,476,549)
Net Assets			100.0%	78,499,933

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, this security amounted to $10,922,364 or 13.9% of net assets.
d	Collateral for floating rate borrowings.

e	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $81,518,809. Net unrealized appreciation on investments was $457,673 of which $5,519,659 related to appreciated investment securities and $5,061,986 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue

SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	81,976,482	-	81,976,482
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund

July 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.3%	Rate (%)	Date	Amount ($)	Value ($)
Minnesota--92.4%
Andover Economic Development
Authority, Public Facility LR
(City of Andover Community
Center)	5.20	2/1/34	885,000	986,501
Andover Economic Development
Authority, Public Facility LR
(City of Andover Community
Center)	5.20	2/1/34	615,000	685,534
Blooming Prairie Independent
School District Number 756, GO
School Building Bonds
(Minnesota School District
Credit Enhancement Program)
(Insured; National Public
Finance Guarantee Corp.)	4.75	1/1/27	1,900,000	1,969,616
Bloomington Independent School
District Number 271 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.13	2/1/24	2,000,000	2,170,200
Chaska,
Electric Revenue (Generating
Facilities)	5.00	10/1/30	1,135,000	1,121,777
Chaska,
Electric Revenue (Generating
Facilities) (Prerefunded)	6.00	10/1/10	3,000,000 a	3,184,920
Columbia Heights,
MFHR (Crest View ONDC 1
Project) (Collateralized;
GNMA) (Prerefunded)	6.63	10/20/12	1,490,000 a	1,824,773
Coon Rapids,
Multifamily Rental Housing
Revenue (GNMA Collateralized
Mortgage Loan - Mississippi
View Apartments Project)
(Collateralized; FHA)	4.95	10/20/41	2,700,000	2,443,716
Cottage Grove,
Senior Housing Revenue
(PHS/Cottage Grove, Inc.
Project)	5.25	12/1/46	1,500,000	1,023,915
Dakota County Community
Development Agency, MFHR
(Grande Market Place Project)
(Collateralized; GNMA)	5.40	11/20/43	3,000,000	2,899,830
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:

FHLMC, FNMA and GNMA)	5.30	12/1/39	898,445	912,515
Falcon Heights,
LR (Kaleidoscope Charter
School Project)	6.00	11/1/27	400,000	315,640
Falcon Heights,
LR (Kaleidoscope Charter
School Project)	6.00	11/1/37	400,000	290,700
Hennepin County,
Second Lien Sales Tax Revenue
(Ballpark Project)	5.00	12/15/29	1,500,000	1,567,725
Lake Superior Independent School
District Number 381 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.00	4/1/20	2,510,000	2,758,063
Lake Superior Independent School
District Number 381 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.00	4/1/21	2,640,000	2,900,911
Lakeville Independent School
District Number 194 (Minnesota
School District Credit
Enhancement Program) (Insured;
FGIC)	5.50	2/1/24	8,700,000	9,705,633
Mahtomedi Independent School
District Number 832 (Minnesota
School District Credit
Enhancement Program) (Insured;
National Public Finance
Guarantee Corp.)	0.00	2/1/17	1,275,000 b	993,136
Minneapolis,
GO	0.00	12/1/14	1,825,000 b	1,617,151
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty)	6.50	11/15/38	3,000,000	3,277,200
Minneapolis,
MFHR (Sumner Field Phase II,
L.P. Project) (Collateralized;
GNMA)	5.15	2/20/45	1,575,000	1,457,048
Minneapolis,
Revenue (Blake School Project)	5.45	9/1/21	2,000,000	2,034,400
Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000	679,540
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000	1,013,960
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000	2,303,626

Minneapolis and Saint Paul
Metropolitan Airports
Commission, Airport Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	1/1/18	3,000,000	3,035,070
Minnesota,
Retirement System Building
Revenue	6.00	6/1/30	1,475,000	1,500,429
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	151,616
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)
(Prerefunded)	6.38	11/15/10	3,850,000 a	4,157,500
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/22	1,130,000	1,154,487
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/27	1,750,000	1,760,255
Minnesota Higher Education
Facilities Authority, Revenue
(Augsburg College)	5.00	5/1/36	1,500,000	1,334,070
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000	1,012,640
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.00	1/1/20	2,800,000	2,838,668
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	4.65	7/1/22	2,330,000	2,221,841
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	4.85	7/1/31	2,000,000	1,829,800
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.00	1/1/37	750,000	739,725
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.10	7/1/38	2,000,000	1,841,420
Minnesota Housing Finance Agency,
SFMR	5.80	1/1/19	740,000	759,869
Minnesota Housing Finance Agency,
SFMR	6.10	7/1/30	1,820,000	1,847,427
Minnesota Housing Finance Agency,
SFMR (Insured; National Public
Finance Guarantee Corp.)	5.45	1/1/22	400,000	419,928
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/35	1,500,000	1,474,110

Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/37	2,000,000	1,949,720
Northfield,
HR	5.38	11/1/31	2,240,000	1,908,166
Northfield,
HR (Prerefunded)	6.00	11/1/11	2,000,000 a	2,216,740
Ramsey,
LR (Pact Charter School
Project)	6.75	12/1/33	1,000,000	818,500
Rosemount-Apple Valley-Eagan
Independent School District
Number 196 (Minnesota School
District Credit Enhancement
Program) (Insured; National
Public Finance Guarantee Corp.)	0.00	4/1/14	2,960,000 b	2,649,348
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty)	5.50	5/1/39	2,000,000 c	2,017,080
Saint Cloud Housing and
Redevelopment Authority,
Revenue (State University
Foundation Project)	5.13	5/1/18	1,500,000	1,574,115
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/30	1,000,000	998,740
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	500,000	386,595
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project) (Insured;
ACA)	5.70	11/1/15	1,770,000	1,659,658
Saint Paul Housing and
Redevelopment Authority, MFHR
(Wellington Project)
(Collateralized; FHLMC)	5.10	2/1/24	2,000,000	2,011,160
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Block 19
Ramp) (Insured; FSA)	5.25	8/1/23	3,395,000	3,412,654
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000	727,838
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	1/1/25	4,505,000 b	2,107,799
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	1/1/26	4,625,000 b	2,033,659

Todd, Morrison, Cass and Wadena
Counties United Hospital
District, Health Care Facility
Revenue (Lakewood Health
System)	5.00	12/1/21	1,000,000	1,025,370
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	2/1/32	2,000,000	2,018,100
Washington County Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project) (Insured;
ACA)	5.38	11/15/18	2,215,000	1,911,324
Willmar,
HR (Rice Memorial Hospital
Project) (Insured; FSA)	5.00	2/1/32	4,000,000	4,034,480
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.15	7/1/31	1,500,000	1,249,770
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/34	2,500,000	2,292,025
U.S. Related--2.9%
Government of Guam,
GO	6.75	11/15/29	500,000	502,620
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	2,000,000	1,853,080
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,250,000	1,261,225
Total Long-Term Municipal Investments
(cost $117,658,159)				120,836,651
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.4%	Rate (%)	Date	Amount ($)	Value ($)
Minnesota;
Minneapolis,
Revenue (Guthrie Theater on
the River Project) (LOC; Wells
Fargo Bank)	0.29	8/7/09	70,000 d	70,000
Minneapolis,
Revenue (Minnehaha Academy
Project) (LOC; Firstar Bank NA)	0.33	8/1/09	2,200,000 d	2,200,000
Saint Paul Housing and
Redevelopment Authority,
Revenue (Minnesota Public
Radio Partnership Project)
(LOC; Allied Irish Banks)	0.61	8/1/09	2,030,000 d	2,030,000
Total Short-Term Municipal Investments
(cost $4,300,000)				4,300,000
Total Investments (cost $121,958,159)			98.7%	125,136,651
Cash and Receivables (Net)			1.3%	1,586,234
Net Assets			100.0%	126,722,885

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Purchased on a delayed delivery basis.
d	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $121,958,159. Net unrealized appreciation on investments was $3,178,492 of which $6,323,432 related to appreciated investment securities and $3,144,940 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	125,136,651	-	125,136,651
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus North Carolina Fund
July 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--119.1%	Rate (%)	Date	Amount ($)	Value ($)
North Carolina--104.1%
Appalachian State University,
Housing and Student Center
System Revenue (Insured; FSA)
(Prerefunded)	5.60	7/15/10	1,000,000 a	1,060,000
Cabarrus County,
COP (Installment Financing
Contract)	5.50	4/1/14	2,000,000	2,138,380
Charlotte,
GO	5.00	7/1/21	1,525,000	1,598,002
Charlotte,
GO	5.00	7/1/22	2,110,000	2,202,924
Charlotte,
Storm Water Fee Revenue	5.25	6/1/20	1,000,000	1,080,450
Charlotte,
Storm Water Fee Revenue
(Prerefunded)	6.00	6/1/10	2,000,000 a	2,114,420
Charlotte,
Water and Sewer System Revenue	5.00	7/1/34	1,000,000 b	1,026,720
Charlotte,
Water and Sewer System Revenue	4.63	7/1/36	1,000,000	987,070
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)	5.00	1/15/39	1,000,000	975,880
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000	1,902,123
Durham County,
GO Public Improvement Bonds	5.00	6/1/18	1,000,000	1,140,200
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000	1,041,610
Johnston County,
GO (Insured; National Public
Finance Guarantee Corp.)	4.50	2/1/25	1,250,000	1,284,675
Monroe,
COP (Installment Financing
Agreement) (Insured; Assured
Guaranty)	5.50	3/1/39	1,000,000	1,014,830
New Hanover County,
GO Public Improvement Bonds
(Prerefunded)	5.75	11/1/10	1,700,000 a	1,845,554
North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/28	2,205,000	2,346,605
North Carolina Capital Facilities
Finance Agency, Educational

Facilities Revenue (Wake
Forest University)	5.00	1/1/38	1,000,000	1,014,210
North Carolina Capital Facilities
Finance Agency, Revenue (Duke
University Project)	5.00	10/1/38	1,005,000	1,019,562
North Carolina Capital Facilities
Finance Agency, Revenue (Duke
University Project)
(Prerefunded)	5.13	10/1/12	1,000,000 a	1,129,420
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000	1,103,330
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	3,000,000	3,048,720
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	705,000	724,458
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (DePaul Community
Facilities Project)
(Prerefunded)	7.63	11/1/09	2,005,000 a	2,078,684
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Pennybyrn at
Maryfield Project)	6.13	10/1/35	1,000,000	672,770
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000	1,138,110
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of Eastern
Carolina)	6.25	12/1/33	1,750,000	1,867,023
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC) (Prerefunded)	5.50	11/1/10	1,000,000 a	1,066,280
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC) (Prerefunded)	5.50	11/1/10	2,000,000 a	2,132,560
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000	2,004,580
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000 c	2,295,924
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Cypress Glen

Retirement Community)	6.00	10/1/33	1,000,000	730,320
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project) (Prerefunded)	6.50	7/1/13	1,000,000 a	1,199,550
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	3,250,000	2,679,202
Oak Island,
Enterprise System Revenue
(Insured; Assured Guaranty)	6.00	6/1/34	1,000,000	1,037,880
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/25	500,000	503,350
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/26	500,000	501,115
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000	1,028,800
Raleigh,
Combined Enterprise System
Revenue	5.00	3/1/31	1,175,000	1,217,594
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.00	10/1/34	1,000,000	997,940
Wilkes County,
COP (Insured; National Public
Finance Guarantee Corp.)	4.50	6/1/26	1,000,000	966,460
Winston Salem,
COP	4.75	6/1/31	1,000,000	937,880
U.S. Related--15.0%
Government of Guam,
GO	6.75	11/15/29	250,000	251,310
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	886,290
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000	1,209,050
Puerto Rico Commonwealth,
Public Improvement GO
(Prerefunded)	5.25	7/1/16	605,000 a	725,141
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,000,000	926,540
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC)
(Prerefunded)	5.00	7/1/15	1,000,000 a	1,174,830
Puerto Rico Public Finance

Corporation (Commonwealth
Appropriation Bonds) (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.38	8/1/11	2,000,000 a	2,170,120
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	850,000	831,921
Total Investments (cost $63,707,334)			119.1%	65,030,367
Liabilities, Less Cash and Receivables			(19.1%)	(10,415,430)
Net Assets			100.0%	54,614,937

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $63,707,334. Net unrealized appreciation on investments was $1,323,033 of which $3,018,050 related to appreciated investment securities and $1,695,017 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation

IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	65,030,367	-	65,030,367
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund
July 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--102.6%	Rate (%)	Date	Amount ($)	Value ($)
Ohio--90.7%
Akron,
GO	6.00	12/1/12	1,380,000	1,606,375
Akron,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	12/1/20	1,460,000	1,518,050
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/16	1,000,000	970,790
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/21	730,000	664,227
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/25	500,000	434,750
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/30	400,000	321,420
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/35	1,000,000	745,540
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,500,000	2,059,375
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000	2,657,058
Cincinnati,
Water System Revenue	5.00	12/1/32	460,000	472,268
Cincinnati City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.38	12/1/11	6,560,000 a	7,258,443
Cincinnati State Technical and
Community College, General
Receipts Bonds (Insured; AMBAC)	5.25	10/1/22	2,375,000	2,349,255
Clermont County,
Hospital Facilities Revenue
(Mercy Health System)
(Insured; AMBAC)	5.63	9/1/16	4,250,000	4,250,637
Cleveland,
Waterworks Revenue (Insured;
National Public Finance

Guarantee Corp.)	5.50	1/1/21	8,000,000	8,851,040
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.00	12/1/18	2,200,000	2,134,660
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,655,000	3,251,525
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	6,250,000	6,339,312
Fairfield City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.38	12/1/19	1,860,000	1,979,096
Fairfield City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.38	12/1/20	1,400,000	1,489,642
Franklin County,
HR (Holy Cross Health System
Corporation)	5.80	6/1/16	260,000	260,356
Hamilton County,
EDR (King Highland Community
Urban Redevelopment
Corporation - University of
Cincinnati, Lessee, Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/33	2,000,000	1,929,680
Hamilton County,
Sales Tax Revenue (Insured;
AMBAC)	0.00	12/1/27	17,940,000 b	6,255,678
Highland Local School District,
GO School Improvement Bonds
(Insured; FSA) (Prerefunded)	5.75	12/1/11	2,020,000 a	2,252,563
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/13	1,655,000 b	1,467,753
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/14	1,655,000 b	1,400,163
Lebanon City School District,
GO (School Facilities
Construction and Improvement)
(Insured; FSA) (Prerefunded)	5.50	12/1/11	4,050,000 a	4,492,908
Mason City School District,
GO Unlimited Tax Bonds
(Insured; FSA)	5.25	12/1/31	5,000,000	5,517,050
Massillon City School District,
GO (Various Purpose

Improvement) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/25	1,150,000	1,169,320
Milford Exempt Village School
District, GO School
Improvement Bonds (Insured;
FSA) (Prerefunded)	6.00	12/1/11	1,910,000 a	2,137,596
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,500,000	2,554,900
New Albany Community Authority,
Community Facilities Revenue
(Insured; AMBAC)	5.20	10/1/24	2,000,000	2,030,460
Ohio,
GO (Insured; FSA)	5.00	3/15/20	15,520,000 c,d	16,388,344
Ohio,
PCR (Standard Oil Company
Project) (Guaranteed; British
Petroleum Company PLC)	6.75	12/1/15	2,700,000	3,193,587
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
FGIC) (Prerefunded)	5.00	5/1/13	2,000,000 a	2,251,560
Ohio State University,
General Receipts Bonds	5.25	6/1/23	2,625,000	2,793,184
Ohio Turnpike Commission,
Turnpike Revenue, Highway
Improvements	5.50	2/15/26	3,565,000	3,631,166
Ohio Turnpike Commission,
Turnpike Revenue, Highway
Improvements (Prerefunded)	5.50	2/15/11	4,135,000 a	4,442,230
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.30	2/15/24	2,215,000	1,760,172
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.40	2/15/34	2,500,000	1,781,225
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	2,145,000	1,555,940
Richland County,
GO (Correctional Facilities
Bonds) (Insured; Assured
Guaranty)	6.00	12/1/28	400,000	439,212
Strongsville,
GO Library Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.50	12/1/20	1,700,000	1,817,640
Summit County,
GO (Insured; FGIC)

(Prerefunded)	6.50	12/1/10	2,000,000 a	2,177,560
Summit County Port Authority,
Development Revenue (Bond Fund
Program-Twinsburg Township
Project)	5.13	5/15/25	570,000	413,062
Summit County Port Authority,
Revenue (Civic Theatre
Project) (Insured; AMBAC)	5.50	12/1/26	1,000,000	1,004,260
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund -
Midwest Terminals Project)	6.00	11/15/27	1,740,000	1,341,627
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund -
Toledo Express Airport Project)	6.38	11/15/32	2,425,000	1,834,755
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC) (Prerefunded)	5.75	6/1/11	2,165,000 a	2,384,250
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC) (Prerefunded)	5.75	6/1/11	1,500,000 a	1,651,905
University of Cincinnati,
General Receipts Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/21	3,040,000	3,084,749
Warren,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/15	1,450,000	1,562,230
West Muskingum Local School
District, GO (School
Facilities Construction and
Improvement) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/30	2,945,000	2,793,067
Youngstown,
GO Pension Bonds (Insured;
AMBAC) (Prerefunded)	5.38	12/1/10	2,195,000 a	2,357,123
Youngstown,
GO Pension Bonds (Insured;
AMBAC) (Prerefunded)	6.00	12/1/10	2,370,000 a	2,564,696
U.S. Related--11.9%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000 b	277,125
Government of Guam,
GO	6.75	11/15/29	500,000	502,620
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	900,000	797,661
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/17	1,000,000	987,860
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,500,000	1,389,810

Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,000,000	1,061,260
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/23	2,000,000	1,966,460
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.50	7/1/31	3,370,000	3,537,354
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc.
Project)	6.25	6/1/26	1,935,000	778,373
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,750,000	1,765,715
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	3,000,000	3,031,020
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes	6.00	10/1/22	3,000,000	2,867,280
Total Investments (cost $163,122,399)			102.6%	163,007,972
Liabilities, Less Cash and Receivables			(2.6%)	(4,122,739)
Net Assets			100.0%	158,885,233

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, this security amounted to $16,388,344 or 10.3% of net assets.
d	Collateral for floating rate borrowings.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $163,122,399. Net unrealized depreciation on investments was $114,427 of which $6,771,772 related to appreciated investment securities and $6,886,199 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company

CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	163,007,972	-	163,007,972
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
July 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.9%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania--92.2%
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000	902,297
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/19	1,900,000	1,950,920
Bethel Park School District,
GO	5.00	8/1/29	3,000,000	3,071,160
Bethlehem Area Vocational
Technical School Authority, LR
(Insured; National Public
Finance Guarantee
Corp.) (Prerefunded)	5.00	9/1/09	895,000 a	898,267
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; AMBAC)
(Prerefunded)	5.38	6/1/12	1,230,000 a	1,382,704
Butler Area Sewer Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	1/1/10	600,000 b	595,608
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.80	4/20/29	5,710,000	5,835,620
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000	401,180
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000	685,045
Centre County Hospital Authority,
HR (Mount Nittany Medical
Center Project) (Insured;
Assured Guaranty)	6.13	11/15/39	2,000,000	2,043,720
Charleroi Area School Authority,
School Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	10/1/20	2,000,000 b	1,166,100
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	1,600,000	1,175,312
Chester County School Authority,
School LR (Chester County
Intermediate Unit Project)

(Insured; AMBAC)	5.00	4/1/25	2,195,000	2,213,394
Cumberland County Municipal
Authority, College Revenue
(Messiah College) (Insured;
AMBAC)	5.13	10/1/15	50,000	50,139
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes Obligated
Group Project)	5.35	1/1/20	515,000	471,379
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes Obligated
Group Project)	5.45	1/1/21	885,000	802,235
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center
Project)	6.00	1/1/25	3,000,000	2,225,940
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/37	5,165,000	4,535,490
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000	900,680
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	5.40	9/1/16	700,000	678,559
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000	1,591,720
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/16	1,000,000 b	764,470
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	5/1/18	2,750,000 b	1,874,895
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/18	2,750,000 b	1,825,037
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/19	2,750,000 b	1,700,655
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	5/1/20	2,750,000 b	1,610,950
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/20	2,500,000 b	1,422,275
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	540,000 b	304,484
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000 b	1,754,830

McKeesport Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	10/1/09	1,070,000 b	1,067,207
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/12	1,095,000	1,143,946
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/22	1,455,000	1,428,010
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/15	1,035,000	1,124,134
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/16	50,000	54,306
Neshaminy School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/15/16	1,250,000	1,371,563
Norristown,
GO (Insured; Radian)	0.00	12/15/11	1,465,000 b	1,371,328
Norristown,
GO (Insured; Radian)	0.00	12/15/13	735,000 b	631,953
North Allegheny School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/15	1,625,000	1,791,010
North Allegheny School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.05	11/1/21	1,455,000	1,533,337
North Schuylkill School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/28	635,000	632,619
Northampton County Industrial
Development Authority,
Mortgage Revenue (Moravian
Hall Square Project) (Insured;
Radian)	5.00	7/1/17	1,890,000	1,790,416
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)
(Prerefunded)	5.45	12/1/10	445,000 a	473,894
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/13	1,105,000	1,109,917
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	5.45	12/1/19	2,170,000	2,173,515
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/22	1,200,000 b	596,016
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills

Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/23	3,790,000 b	1,751,624
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/24	3,790,000 b	1,634,968
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/25	3,790,000 b	1,527,939
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	2,000,000	1,725,680
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000	2,727,425
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/13	1,995,000	2,083,817
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/14	1,580,000	1,640,498
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	5,000,000	5,126,350
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	2,285,000	2,328,415
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	1,775,000	1,773,385
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	965,000	898,019
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000	4,481,500
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/31	3,000,000	2,754,090
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	2,190,000	1,881,517
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,000,000	1,065,180
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	4,325,000	4,381,441
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	690,000	698,604
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.00	12/1/23	75,000	75,505
Pennsylvania Turnpike Commission,

Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/22	1,815,000	1,897,528
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	3,000,000	2,915,250
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty)	6.00	6/1/28	3,000,000	3,383,100
Philadelphia,
Airport Revenue (Insured; FSA)	5.00	6/15/11	2,155,000	2,229,154
Philadelphia,
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/25	510,000	473,504
Philadelphia,
Gas Works Revenue (Insured;
FSA)	5.50	7/1/15	1,550,000	1,568,678
Philadelphia,
Gas Works Revenue (Insured;
FSA)	5.25	8/1/22	2,000,000	2,067,740
Philadelphia,
GO (Insured; FSA)	5.25	12/15/23	1,500,000	1,536,720
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/14	2,000,000	2,075,340
Philadelphia,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.60	8/1/18	800,000	936,360
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.50	9/15/37	1,700,000	1,166,234
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.15	5/1/27	1,230,000	895,083
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.25	5/1/37	1,715,000	1,132,603
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	4,500,000	4,530,600
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; FSA)	5.00	12/1/21	1,685,000	1,724,126
Philadelphia Municipal Authority,
LR (Insured; FSA)	5.25	11/15/15	2,115,000	2,286,928
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; National Public
Finance Guarantee Corp.)	5.50	4/15/18	3,600,000	3,695,004

Philadelphia School District,
GO	6.00	9/1/38	1,000,000	1,050,630
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park
Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,280,000	1,130,816
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/13	470,000	496,682
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	250,000	262,608
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.75	12/1/21	1,165,000	1,176,836
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	5.75	12/1/11	3,585,000 a	4,015,989
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	5.85	12/1/11	3,000,000 a	3,367,590
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.25	12/1/11	750,000 a	848,798
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.25	12/1/11	1,330,000 a	1,505,201
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,495,000	1,509,053
Scranton School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/18	1,390,000	1,415,785
Scranton School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/19	2,710,000	2,752,466
Spring-Ford Area School District,
GO (Insured; FSA)	5.00	4/1/21	1,015,000	1,072,540
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000	3,133,050
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/17	1,055,000	1,127,341
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/18	1,110,000	1,147,840
State Public School Building
Authority, School Revenue

(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/25	3,360,000	3,437,078
State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; FSA)	5.00	5/1/18	545,000	576,414
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	6.50	1/1/38	1,625,000	1,388,563
University Area Joint Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	11/1/17	1,660,000	1,686,693
University Area Joint Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	11/1/18	2,010,000	2,032,331
University of Pittsburgh of the
Commonwealth System of Higher
Education, GO (University
Capital Project)	5.00	9/15/35	1,000,000	1,006,260
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	3,000,000	3,001,740
Wayne Memorial Hospital and Health
Facilities Authority, County
Guaranteed HR (Wayne Memorial
Hospital Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/16	2,135,000	2,129,385
West Mifflin Area School District,
GO (Insured; FSA)	5.00	10/1/22	710,000	740,537
West Mifflin Sanitary Sewer
Municipal Authority, Sewer
Revenue (Insured; National
Public Finance Guarantee Corp.)	4.90	8/1/13	880,000	881,857
Wilson Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	3/15/16	1,300,000	1,413,438
U.S. Related--5.7%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	320,000	302,634
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	930,670
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	2,500,000	2,425,300
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,000,000	919,220
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/28	3,000,000	2,599,110
Puerto Rico Commonwealth,

Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	993,430
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/26	1,000,000	940,110
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	500,000	463,270
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,513,470
Total Long-Term Municipal Investments
(cost $191,030,386)				191,592,880
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.4%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania;
Philadelphia Authority for
Industrial Development,
Revenue (Fox Chase Cancer
Obligated Group) (LOC;
Citizens Bank of Pennsylvania)
(cost $800,000)	0.75	8/1/09	800,000 [c]	800,000
Total Investments (cost $191,830,386)			98.3%	192,392,880
Cash and Receivables (Net)			1.7%	3,285,035
Net Assets			100.0%	195,677,915

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $191,830,386. Net unrealized appreciation on investments was $562,494 of which $6,438,646 related to appreciated investment securities and $5,876,152 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue

EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	192,392,880	-	192,392,880
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Virginia Fund
July 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.4%	Rate (%)	Date	Amount ($)	Value ($)
Virginia--80.2%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000	1,514,504
Alexandria,
Consolidated Public
Improvement GO Bonds
(Prerefunded)	5.50	6/15/10	2,625,000 a	2,767,328
Amherst Industrial Development
Authority, Educational
Facilities Revenue (Sweet
Briar College)	5.00	9/1/26	1,000,000	882,290
Bristol,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/15/20	2,185,000	2,157,753
Capital Region Airport Commission,
Airport Revenue (Insured; FSA)	5.00	7/1/31	1,000,000	1,015,050
Chesapeake,
Chesapeake Expressway Toll
Road Revenue	5.63	7/15/19	900,000	909,900
Chesapeake,
GO Public Improvement Bonds	5.50	12/1/17	1,750,000	1,921,448
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000	1,176,610
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000	1,014,580
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,691,205
Dulles Town Center Community
Development Authority, Special
Assessment Revenue (Dulles Town
Center Project)	6.25	3/1/26	2,885,000	2,129,649
Fairfax County Water Authority,
Water Revenue (Prerefunded)	5.50	4/1/10	1,830,000 a	1,911,398
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; AMBAC)	4.75	10/1/23	3,555,000	3,413,689
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000	1,169,210

Norfolk,
Water Revenue	5.00	11/1/25	1,000,000	1,085,640
Peninsula Ports Authority of
Virginia, Residential Care
Facility Revenue (Virginia
Baptist Homes)	5.40	12/1/33	500,000	340,310
Pittsylvania County Industrial
Development Authority, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.
Project)	7.65	1/1/10	300,000	306,567
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(Catholic Diocese of Arlington)	5.50	10/1/33	1,000,000	967,480
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	2,900,000	3,203,920
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/21	2,500,000	2,572,000
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds (Prerefunded)	5.63	6/1/15	1,000,000 a	1,178,000
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/36	785,000	604,560
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16	215,000 a	252,294
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.75	7/1/22	1,000,000	994,240
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.90	1/1/33	3,000,000	2,808,270
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.38	1/1/36	1,500,000	1,615,530
Virginia Housing Development
Authority, Rental Housing
Revenue	5.50	6/1/30	1,000,000	1,033,680
Virginia Public Building
Authority, Public Facilities
Revenue (Prerefunded)	5.75	8/1/10	2,700,000 a	2,841,237
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/28	1,500,000	1,591,470
Virginia Resources Authority,
Clean Water State Revolving
Fund Revenue	5.00	10/1/29	1,000,000	1,054,060

Virginia Resources Authority,
Clean Water State Revolving
Fund Revenue (Prerefunded)	5.38	10/1/10	1,535,000 a	1,622,019
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	2,000,000	2,149,080
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Revenue	5.13	7/1/32	1,000,000	997,950
U.S. Related--15.2%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.00	7/1/10	1,500,000 a	1,574,280
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	886,290
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/26	1,000,000	940,110
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/37	1,795,000	1,548,852
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,000,000	926,540
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	500,000	504,490
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note (Prerefunded)	6.50	10/1/10	3,000,000 a	3,239,490
Total Investments (cost $58,179,945)			95.4%	60,512,973
Cash and Receivables (Net)			4.6%	2,908,971
Net Assets			100.0%	63,421,944

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $58,179,945. Net unrealized appreciation on investments was $2,333,028 of which $3,836,131 related to appreciated investment securities and $1,503,103 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company

CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	60,512,973	-	60,512,973
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 22, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)